Property, Plant and Equipment - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss	¥ 3,950	$ 558	¥ 30,173	¥ 20,845
Property, plant and equipment piedged to secure bank facilities	¥ 0		0
Carrying value of property, plant and equipment held under finance leases			¥ 100